Debt - notes (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures | €	€ 1,376		€ 0
Other notes due April 15, 2020 [Domain]
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures | $		$ 1,500
Borrowings, interest rate				4.50%